CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY (Tables) - Parent Company	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
Schedule of condensed balance sheets

	December 31,	December 31,
	2025	2024
ASSETS
Current Assets
Cash and cash equivalents	$170,657	$73,436
Due from related parties	30,666	57,661
Other current assets	22,370	193,422
Total Current Assets	223,693	324,519
Amounts due from subsidiaries	34,022,356	34,909,475
Total Assets	$34,246,049	$35,233,994

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accrued expenses and other liabilities	986,734	361,961
Deficits in investments in subsidiaries	29,972,003	20,048,275
Total Liabilities	30,958,737	20,410,236

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2025 and 2024, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Accumulated deficits	(34,582,293)	(22,560,644)
Accumulated other comprehensive loss	(3,709,544)	(4,194,747)
Total Shareholders’ Equity	3,287,312	14,823,758

Total Liabilities and Shareholders’ Equity	$34,246,049	$35,233,994

Schedule of condensed statements of comprehensive loss

	For the Years Ended
	December 31,
	2025	2024	2023
Loss from Operations	$(2,141,082)	$(2,414,929)	$(736,646)
Equity in loss of subsidiaries	(9,920,979)	(24,457,809)	(1,110,118)
Other income, net	40,412	1,504	771
Changes in fair value of warrant liabilities	—	—	823
Net Loss Before Income Taxes	$(12,021,649)	$(26,871,234)	$(1,845,170)

Income tax expense	—	—	—

Net Loss	$(12,021,649)	$(26,871,234)	$(1,845,170)

Other Comprehensive Income (Loss)
Foreign currency translation adjustment	485,203	(665,119)	(1,231,344)
Comprehensive Loss	$(11,536,446)	$(27,536,353)	$(3,076,514)

Schedule of condensed statements of cash flows

	For the Years Ended
	December 31,
	2025	2024	2023
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	$(1,252,086)	$(2,257,594)	$(755,736)

Cash Flows from Investing Activities:
Collection of loans from subsidiaries	—	—	503,854
Net Cash Provided by (Used in) Investing Activities	—	—	503,854

Cash Flows from Financing Activities:
Borrowings from subsidiaries	1,437,216	2,895,600	—
Net Cash Provided by Financing Activities	1,437,216	2,895,600	—

Effect of exchange rate changes on cash and cash equivalents	(87,909)	(660,752)	(30,923)

Net increase (decrease) in cash and cash equivalents	97,221	(22,746)	(282,805)
Cash and cash equivalents at beginning of year	73,436	96,182	378,987
Cash and cash equivalents at end of year	$170,657	$73,436	$96,182